Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current:
Cash and cash equivalents	$ 37,226	$ 79,107
Restricted cash	473	353
Accounts receivable, net	2,222	1,676
Prepaids, advances and other	2,668	3,174
Other receivables	2,396	1,306
Inventories, net	15,408	10,190
Total current assets	60,393	95,806
Investment – Cansativa	1,458	1,553
Property, plant and equipment, net of accumulated depreciation of $5,702 and $3,356 for the years ended December 31, 2021 and 2020, respectively	30,932	25,680
Intangible assets, net	23,117	24,279
Goodwill		18,508
Other non-current assets	260	52
Total Assets	116,160	165,878
Current:
Accounts payable	3,981	4,429
Accrued expense and other current liabilities	2,898	4,865
Loans and borrowings, current portion	949	880
Warrant liability	2,205	19,061
Deferred revenue	653	870
Total current liabilities	27,245	30,105
Loans and borrowings	6,447	5,821
Deferred revenue	1,548	1,167
Deferred tax liabilities	6,650	5,700
Other long-term liabilities	360	693
Total Liabilities	43,390	70,628
Contingencies and commitments
Shareholders’ equity
Preferred shares, without par value, unlimited shares authorized, nil shares issued and outstanding for each of December 31, 2021 and 2020
Common shares, without par value, unlimited shares authorized: 26,605,797 and 24,883,024 shares issued and outstanding as of December 31, 2021 and 2020, respectively
Additional paid-in capital	187,510	164,264
Accumulated deficit	(114,740)	(69,014)
Total shareholders’ equity	72,770	95,250
Total liabilities and shareholders’ equity	116,160	165,878
Convertible note due 2024
Current:
Convertible note due 2024, current portion	16,559
Convertible notes	1,140
Convertible notes due 2022
Current:
Convertible notes		$ 27,142